[LETTERHEAD OF INVESCO CAPITAL MARKETS, INC.]

April 30, 2020

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re: Invesco Unit Trusts, Taxable Income Series 462

File No. 333-186528 CIK #1563145

Ladies and Gentlemen:

In accordance with the provisions of Rule 497(j) under the Securities Act of 1933 (the "Securities Act") this letter serves to certify that the most recent post-effective amendment to the registration statement on Form S-6 for the above captioned Trust does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. The most recent post-effective amendment to the registration statement was filed electronically with the Commission on April 27, 2020.

Very truly yours,

/s/ John F. Tierney

John F. Tierney

Vice President,

Invesco Capital Markets, Inc.